UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012
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Check here if Amendment [ ]; Amendment Number:
                                                  -------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Andreeff Equity Advisors, L.L.C.
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          140 East St. Lucia Lane
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          Santa Rosa Beach, FL 32459
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Form 13F File Number:  28- 11306
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dane Andreeff
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Title:    Managing Member
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Phone:    (850) 622-3353
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Signature, Place, and Date of Signing:

  /s/ Dane Andreeff            Santa Rosa Beach, FL        May 15, 2012
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        [Signature]               [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None




                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          56
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Form 13F Information Table Value Total:       185,993
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                                            (x thousand)



List of Other Included Managers:  NONE

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        COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
                              TITLE OF               VALUE     SHRS OR                   INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP   (x $1000)   PRN AMT  SH/PRN  PUT/CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
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ACORN ENERGY INC              COM       004848107      229      21,113    SH                SOLE               21,113
ADVENTRX PHARMACEUTICALS INC  COM NEW   00764X202       69     100,000    SH                SOLE              100,000
ALEXCO RESOURCE CORP          COM       01535P106      349      50,000    SH                SOLE               50,000
ALLIED NEVADA GOLD CORP       COM       019344100    7,077     217,542    SH                SOLE              217,542
ARCHER DANIELS MIDLAND CO     COM       039483102    4,302     135,875    SH                SOLE              135,875
ARDEA BIOSCIENCES INC         COM       03969P107   17,691     813,015    SH                SOLE              813,015
AURICO GOLD INC               COM       05155C105   12,975   1,462,852    SH                SOLE            1,462,852
AURICO GOLD INC               CALL      05155C905    1,774       2,000    SH     CALL       SOLE                2,000
AURICO GOLD INC               CALL      05155C905    1,774       2,000    SH     CALL       SOLE                2,000
AURIZON MINES LTD             COM       05155P106      707     146,108    SH                SOLE              146,108
BARRICK GOLD CORP             COM       067901108    5,437     125,049    SH                SOLE              125,049
BENIHANA INC                  COM       082047101    6,404     490,735    SH                SOLE              490,735
CALGON CARBON CORP            COM       129603106      566      36,249    SH                SOLE               36,249
CAMECO CORP                   COM       13321L108    2,946     137,099    SH                SOLE              137,099
CAPITAL SR LIVING CORP        COM       140475104      231      25,000    SH                SOLE               25,000
CENTERSTATE BANKS INC         COM       15201P109    1,983     243,066    SH                SOLE              243,066
COEUR D ALENE MINES CORP IDA  COM NEW   192108504    1,187      50,000    SH                SOLE               50,000
COINSTAR INC                  COM       19259P300    8,288     130,413    SH                SOLE              130,413
CORNING                       COM       219350105      704      50,000    SH                SOLE               50,000
DENISON MINES CORP            COM       248356107    5,633   3,681,653    SH                SOLE            3,681,653
DEPOMED INC                   COM       249908104      793     126,675    SH                SOLE              126,675
DYNEX CAP INC                 COM NEW   26817Q506       96      10,000    SH                SOLE               10,000
ELAN PLC                      ADR       284131208    5,677     378,246    SH                SOLE              378,246
ENDEAVOUR INTL CORP           COM NEW   29259G200      543       45798    SH                SOLE                45798
EVEREST RE GROUP LTD          COM       G3223R108    3,327      35,958    SH                SOLE               35,958
EXTORRE GOLD MINES LTD        COM       30227B109      560      92,698    SH                SOLE               92,698
FRANCO NEVADA CORP            COM       351858105    6,506     151,382    SH                SOLE              151,382
FREEPORT-MCMORAN COPPER & GO  CALL      35671D907    9,510       2,500    SH     CALL       SOLE                2,500
HILLTOP HOLDINGS INC          COM       432748101      425      50,651    SH                SOLE               50,651
HOLOGIC INC                   COM       436440101    1,357      62,986    SH                SOLE               62,986
IMPERIAL SUGAR CO NEW         COM NEW   453096208      704     150,000    SH                SOLE              150,000
J ALEXANDERS CORP             COM       466096104       20       2,322    SH                SOLE                2,322
JAGUAR MNG INC                COM       47009M103      934     200,000    SH                SOLE              200,000
JONES GROUP INC               COM       48020T101      265      21,113    SH                SOLE               21,113
MAG SILVER CORP               COM       55903Q104    4,232     419,007    SH                SOLE              419,007
MYREXIS INC                   COM       62856H107      318     105,088    SH                SOLE              105,088
OMEGA HEALTHCARE INVS INC     COM       681936100    1,750      82,306    SH                SOLE               82,306
PAN AMERICAN SILVER CORP      COM       697900108    7,160     324,579    SH                SOLE              324,579
PAN AMERICAN SILVER CORP      CALL      697900908   11,030       5,000    SH     CALL       SOLE                5,000
PARK STERLING CORP            COM       70086Y105      401      83,506    SH                SOLE               83,506
PEABODY ENERGY CORP           COM       704549104    3,145     108,615    SH                SOLE              108,615
PETROQUEST ENERGY INC         COM       716748108    2,699     439,657    SH                SOLE              439,657
PINNACLE ENTMT INC            COM       723456109      576      50,000    SH                SOLE               50,000
POINTS INTL LTD               COM NEW   730843208    2,648     251,265    SH                SOLE              251,265
PROSHARES TR                  CALL      74347R907   15,338       7,500    SH     CALL       SOLE                7,500
QUATERRA RES INC              COM       747952109    2,225   4,197,226    SH                SOLE            4,197,226
STONE ENERGY CORP             COM       861642106    6,657     232,850    SH                SOLE              232,850
TARGACEPT INC                 COM       87611R306     1152     225,000    SH                SOLE              225,000
UR ENERGY INC                 COM       91688R108      437     358,516    SH                SOLE              358,516
URANERZ ENERGY CORP           COM       91688T104      908     360,499    SH                SOLE              360,499
URANIUM ENERGY CORP           COM       916896103    1,307     335,205    SH                SOLE              335,205
URANIUM RES INC               COM PAR
                              $0.001    916901507    4,666   5,127,522    SH                SOLE            5,127,522
VISTA GOLD CORP               COM NEW   927926303    2,417     769,634    SH                SOLE              769,634
WPX ENERGY INC                COM       98212B103      339      18,806    SH                SOLE               18,806
XEROX CORP                    COM       984121103    1,615     200,000    SH                SOLE              200,000
YAMANA GOLD INC               COM       98462Y100    3,930     251,625    SH                SOLE              251,625